Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 23,419	$ 36,121	$ 21,211
Charged to costs and expenses	10,345	18,465	22,260
Charged to other accounts	156	(3,523)	2,406
Deductions	(13,855)	(27,644)	(9,756)
Ending Balance	20,065	23,419	36,121
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	69,455	85,533	112,727
Charged to costs and expenses	6,382	8,521	1,009
Charged to other accounts	3,720	1,005	6,008
Deductions	(14,007)	(25,604)	(34,211)
Ending Balance	$ 65,550	$ 69,455	$ 85,533